Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	IMPAX FUNDS SERIES TRUST I
Entity Central Index Key	0000076721
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000175861
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Investor Class
Trading Symbol	PAXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/LC
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Impax Large Cap Fund Investor Class $27,019	S&P 500 Index $29,942	Lipper Multi-Cap Core Funds Index $26,171
12/16/2016	10,000	10,000	10,000
12/31/2016	9,917	9,922	9,925
06/30/2017	10,770	10,849	10,779
12/31/2017	11,965	12,088	11,964
06/30/2018	12,339	12,408	12,246
12/31/2018	11,366	11,558	11,040
06/30/2019	13,484	13,701	13,045
12/31/2019	15,327	15,197	14,251
06/30/2020	15,020	14,729	13,782
12/31/2020	18,967	17,994	17,302
06/30/2021	22,626	20,738	19,764
12/31/2021	24,765	23,159	21,330
06/30/2022	19,864	18,536	16,989
12/31/2022	19,815	18,964	17,492
06/30/2023	22,088	22,168	20,043
12/31/2023	23,758	23,950	21,717
06/30/2024	25,936	27,612	24,368
12/31/2024	27,019	29,942	26,171

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	13.72%	11.99%	13.15%
S&P 500 Index	25.02	14.53	14.92
Lipper Multi-Cap Core Funds Index	20.51	12.89	12.70

Performance Inception Date	Dec. 16, 2016
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 1,369,084,701
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 9,409,925
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$1,369,084,701
Total Number of Portfolio Holdings	53
Total Investment Advisory Fees Paid During the Reporting Period	$9,409,925
Portfolio Turnover Rate	36%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	7.5%
Alphabet, Inc., A	5.8%
NVIDIA Corp.	5.2%
Apple, Inc.	4.2%
Oracle Corp.	2.6%
JPMorgan Chase & Co.	2.6%
Visa, Inc., A	2.6%
Marvell Technology, Inc.	2.5%
Walt Disney Co. (The)	2.3%
ServiceNow, Inc.	2.2%
Value	Value
Other assets and liabilities (net)	0.5%
OthersFootnote Reference†	35.1%
Insurance	3.1%
Machinery	3.7%
Specialty Retail	3.8%
Financial Services	4.6%
Banks	5.1%
Interactive Media & Services	5.8%
Technology Hardware, Storage & Peripherals	6.0%
Life Sciences Tools & Services	6.7%
Semiconductors & Semiconductor Equipment	10.3%
Software	15.3%
Value	Value
U.S. Stocks	95.2%
Foreign Stocks	4.3%
Cash & Cash Equivalents	0.5%

Material Fund Change [Text Block]

C000175860
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Institutional Class
Trading Symbol	PXLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/LC
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Line Graph [Table Text Block]
	Impax Large Cap Fund (Institutional Class) $688,705	S&P 500 Index $748,546	Lipper Multi-Cap Core Funds Index $654,286
12/16/2016	$250,000	$250,000	$250,000
12/31/2016	$247,925	$248,050	$248,134
06/30/2017	$269,433	$271,222	$269,482
12/31/2017	$299,893	$302,203	$299,096
06/30/2018	$309,572	$310,208	$306,144
12/31/2018	$285,523	$288,954	$275,991
06/30/2019	$339,056	$342,523	$326,113
12/31/2019	$386,126	$379,935	$356,272
06/30/2020	$378,972	$368,230	$344,538
12/31/2020	$478,747	$449,838	$432,540
06/30/2021	$571,739	$518,446	$494,090
12/31/2021	$626,775	$578,966	$533,246
06/30/2022	$503,396	$463,409	$424,737
12/31/2022	$502,833	$474,110	$437,290
06/30/2023	$560,976	$554,209	$501,064
12/31/2023	$604,017	$598,742	$542,932
06/30/2024	$660,386	$690,302	$609,210
12/31/2024	$688,705	$748,546	$654,286

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	14.02%	12.26%	13.42%
S&P 500 Index	25.02	14.53	14.92
Lipper Multi-Cap Core Funds Index	20.51	12.89	12.70

Performance Inception Date	Dec. 16, 2016
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 1,369,084,701
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 9,409,925
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$1,369,084,701
Total Number of Portfolio Holdings	53
Total Investment Advisory Fees Paid During the Reporting Period	$9,409,925
Portfolio Turnover Rate	36%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	7.5%
Alphabet, Inc., A	5.8%
NVIDIA Corp.	5.2%
Apple, Inc.	4.2%
Oracle Corp.	2.6%
JPMorgan Chase & Co.	2.6%
Visa, Inc., A	2.6%
Marvell Technology, Inc.	2.5%
Walt Disney Co. (The)	2.3%
ServiceNow, Inc.	2.2%
Value	Value
Other assets and liabilities (net)	0.5%
OthersFootnote Reference†	35.1%
Insurance	3.1%
Machinery	3.7%
Specialty Retail	3.8%
Financial Services	4.6%
Banks	5.1%
Interactive Media & Services	5.8%
Technology Hardware, Storage & Peripherals	6.0%
Life Sciences Tools & Services	6.7%
Semiconductors & Semiconductor Equipment	10.3%
Software	15.3%
Value	Value
U.S. Stocks	95.2%
Foreign Stocks	4.3%
Cash & Cash Equivalents	0.5%

Material Fund Change [Text Block]

C000061360
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Investor Class
Trading Symbol	PXSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SC
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Line Graph [Table Text Block]
	Impax Small Cap Fund Investor Class $18,648	S&P 500 Index $34,254	Russell 2000 Index $21,223
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,615	$10,138	$9,559
12/31/2016	$11,336	$11,351	$11,595
12/31/2017	$12,330	$13,829	$13,294
12/31/2018	$10,382	$13,223	$11,830
12/31/2019	$12,800	$17,386	$14,849
12/31/2020	$14,307	$20,585	$17,813
12/31/2021	$18,625	$26,494	$20,453
12/31/2022	$14,346	$21,696	$16,273
12/31/2023	$16,285	$27,399	$19,028
12/31/2024	$18,648	$34,254	$21,223

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	14.51%	7.81%	6.42%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 2000 Index	11.54	7.40	7.82

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 725,997,492
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,247,828
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$725,997,492
Total Number of Portfolio Holdings	67
Total Investment Advisory Fees Paid During the Reporting Period	$5,247,828
Portfolio Turnover Rate	48%

Holdings [Text Block]
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.6%
Ligand Pharmaceuticals, Inc.	4.1%
Brightsphere Investment Group, Inc.	3.6%
Roivant Sciences Ltd.	3.3%
US Foods Holding Corp.	2.8%
Health Catalyst, Inc.	2.7%
Howard Hughes Holdings, Inc.	2.5%
Element Solutions, Inc.	2.2%
Generac Holdings, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
Value	Value
Other assets and liabilities (net)	0.3%
OthersFootnote Reference†	41.8%
Construction & Engineering	3.7%
Food Products	4.0%
Banks	4.1%
Consumer Staples Distribution & Retail	4.5%
Communications Equipment	4.8%
Health Care Equipment & Supplies	5.7%
Software	6.8%
Pharmaceuticals	6.9%
Biotechnology	8.0%
Capital Markets	9.4%
Value	Value
U.S. Stocks	95.7%
Foreign Stocks	3.6%
Cash & Cash Equivalents	0.7%

Material Fund Change [Text Block]

C000128850
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Class A
Trading Symbol	PXSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SC
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Line Graph [Table Text Block]
	Impax Small Cap Fund Class A $17,796	S&P 500 Index $34,254	Russell 2000 Index $21,223
12/31/2014	$9,550	$10,000	$10,000
12/31/2015	$9,181	$10,138	$9,559
12/31/2016	$10,820	$11,351	$11,595
12/31/2017	$11,771	$13,829	$13,294
12/31/2018	$9,910	$13,223	$11,830
12/31/2019	$12,215	$17,386	$14,849
12/31/2020	$13,649	$20,585	$17,813
12/31/2021	$17,784	$26,494	$20,453
12/31/2022	$13,687	$21,696	$16,273
12/31/2023	$15,543	$27,399	$19,028
12/31/2024	$17,796	$34,254	$21,223

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Class A	14.49%	7.81%	6.42%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 2000 Index	11.54	7.40	7.82

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 725,997,492
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,247,828
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$725,997,492
Total Number of Portfolio Holdings	67
Total Investment Advisory Fees Paid During the Reporting Period	$5,247,828
Portfolio Turnover Rate	48%

Holdings [Text Block]
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.6%
Ligand Pharmaceuticals, Inc.	4.1%
Brightsphere Investment Group, Inc.	3.6%
Roivant Sciences Ltd.	3.3%
US Foods Holding Corp.	2.8%
Health Catalyst, Inc.	2.7%
Howard Hughes Holdings, Inc.	2.5%
Element Solutions, Inc.	2.2%
Generac Holdings, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
Value	Value
Other assets and liabilities (net)	0.3%
OthersFootnote Reference†	41.8%
Construction & Engineering	3.7%
Food Products	4.0%
Banks	4.1%
Consumer Staples Distribution & Retail	4.5%
Communications Equipment	4.8%
Health Care Equipment & Supplies	5.7%
Software	6.8%
Pharmaceuticals	6.9%
Biotechnology	8.0%
Capital Markets	9.4%
Value	Value
U.S. Stocks	95.7%
Foreign Stocks	3.6%
Cash & Cash Equivalents	0.7%

Material Fund Change [Text Block]

C000061361
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Institutional Class
Trading Symbol	PXSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SC
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	Impax Small Cap Fund (Institutional Class) $477,904	S&P 500 Index $856,351	Russell 2000 Index $530,579
12/31/2014	$250,000	$250,000	$250,000
12/31/2015	$240,950	$253,460	$238,965
12/31/2016	$284,736	$283,773	$289,883
12/31/2017	$310,650	$345,725	$332,343
12/31/2018	$262,229	$330,567	$295,739
12/31/2019	$324,003	$434,651	$371,226
12/31/2020	$363,072	$514,622	$445,326
12/31/2021	$473,967	$662,346	$511,319
12/31/2022	$365,892	$542,390	$406,823
12/31/2023	$416,334	$684,971	$475,694
12/31/2024	$477,904	$856,351	$530,579

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	14.79%	8.07%	6.69%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 2000 Index	11.54	7.40	7.82

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 725,997,492
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,247,828
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$725,997,492
Total Number of Portfolio Holdings	67
Total Investment Advisory Fees Paid During the Reporting Period	$5,247,828
Portfolio Turnover Rate	48%

Holdings [Text Block]
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.6%
Ligand Pharmaceuticals, Inc.	4.1%
Brightsphere Investment Group, Inc.	3.6%
Roivant Sciences Ltd.	3.3%
US Foods Holding Corp.	2.8%
Health Catalyst, Inc.	2.7%
Howard Hughes Holdings, Inc.	2.5%
Element Solutions, Inc.	2.2%
Generac Holdings, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
Value	Value
Other assets and liabilities (net)	0.3%
OthersFootnote Reference†	41.8%
Construction & Engineering	3.7%
Food Products	4.0%
Banks	4.1%
Consumer Staples Distribution & Retail	4.5%
Communications Equipment	4.8%
Health Care Equipment & Supplies	5.7%
Software	6.8%
Pharmaceuticals	6.9%
Biotechnology	8.0%
Capital Markets	9.4%
Value	Value
U.S. Stocks	95.7%
Foreign Stocks	3.6%
Cash & Cash Equivalents	0.7%

Material Fund Change [Text Block]

C000043241
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/USSE
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Line Graph [Table Text Block]
	Impax US Sustainable Economy Fund Investor Class $29,018	S&P 500 Index $34,254	Russell 1000 Index $33,560
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,220	$10,138	$10,092
12/31/2016	$10,860	$11,351	$11,308
12/31/2017	$13,237	$13,829	$13,761
12/31/2018	$12,650	$13,223	$13,102
12/31/2019	$16,082	$17,386	$17,220
12/31/2020	$18,228	$20,585	$20,830
12/31/2021	$23,699	$26,494	$26,340
12/31/2022	$19,374	$21,696	$21,302
12/31/2023	$24,099	$27,399	$26,953
12/31/2024	$29,018	$34,254	$33,560

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	20.41%	12.52%	11.23%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 336,491,410
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,451,929
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$336,491,410
Total Number of Portfolio Holdings	134
Total Investment Advisory Fees Paid During the Reporting Period	$1,451,929
Portfolio Turnover Rate	45%

Holdings [Text Block]
Company	Percent of Net Assets
Apple, Inc.	6.9%
NVIDIA Corp.	6.7%
Microsoft Corp.	5.6%
Visa, Inc., A	2.4%
Mastercard, Inc., A	2.3%
Alphabet, Inc., A	2.3%
Broadcom, Inc.	2.2%
Union Pacific Corp.	1.8%
Gilead Sciences, Inc.	1.7%
Progressive Corp. (The)	1.7%
Value	Value
Other assets and liabilities (net)	1.6%
OthersFootnote Reference†	37.9%
Biotechnology	2.9%
Building Products	3.4%
Interactive Media & Services	3.7%
Chemicals	3.7%
Pharmaceuticals	4.2%
Insurance	4.8%
Financial Services	5.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	12.2%
Semiconductors & Semiconductor Equipment	13.4%
Value	Value
U.S. Stocks	97.9%
Cash & Cash Equivalents	1.2%
Foreign Stocks	0.9%

Material Fund Change [Text Block]

C000128848
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Class A
Trading Symbol	PXGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/USSE
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Line Graph [Table Text Block]
	Impax US Sustainable Economy Fund Class A $27,492	S&P 500 Index $34,254	Russell 1000 Index $33,560
12/31/2014	$9,450	$10,000	$10,000
12/31/2015	$9,661	$10,138	$10,092
12/31/2016	$10,264	$11,351	$11,308
12/31/2017	$12,518	$13,829	$13,761
12/31/2018	$11,963	$13,223	$13,102
12/31/2019	$15,203	$17,386	$17,220
12/31/2020	$17,229	$20,585	$20,830
12/31/2021	$22,396	$26,494	$26,340
12/31/2022	$18,312	$21,696	$21,302
12/31/2023	$22,779	$27,399	$26,953
12/31/2024	$27,492	$34,254	$33,560

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Class A	20.37%	12.51%	11.23%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 336,491,410
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,451,929
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$336,491,410
Total Number of Portfolio Holdings	134
Total Investment Advisory Fees Paid During the Reporting Period	$1,451,929
Portfolio Turnover Rate	45%

Holdings [Text Block]
Company	Percent of Net Assets
Apple, Inc.	6.9%
NVIDIA Corp.	6.7%
Microsoft Corp.	5.6%
Visa, Inc., A	2.4%
Mastercard, Inc., A	2.3%
Alphabet, Inc., A	2.3%
Broadcom, Inc.	2.2%
Union Pacific Corp.	1.8%
Gilead Sciences, Inc.	1.7%
Progressive Corp. (The)	1.7%
Value	Value
Other assets and liabilities (net)	1.6%
OthersFootnote Reference†	37.9%
Biotechnology	2.9%
Building Products	3.4%
Interactive Media & Services	3.7%
Chemicals	3.7%
Pharmaceuticals	4.2%
Insurance	4.8%
Financial Services	5.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	12.2%
Semiconductors & Semiconductor Equipment	13.4%
Value	Value
U.S. Stocks	97.9%
Cash & Cash Equivalents	1.2%
Foreign Stocks	0.9%

Material Fund Change [Text Block]

C000043242
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/USSE
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Line Graph [Table Text Block]
	Impax US Sustainable Economy Fund (Institutional Class) $741,778	S&P 500 Index $856,351	Russell 1000 Index $838,991
12/31/2014	$250,000	$250,000	$250,000
12/31/2015	$256,258	$253,460	$252,294
12/31/2016	$272,899	$283,773	$282,705
12/31/2017	$333,525	$345,725	$344,015
12/31/2018	$319,648	$330,567	$327,557
12/31/2019	$407,295	$434,651	$430,496
12/31/2020	$462,572	$514,622	$520,742
12/31/2021	$602,947	$662,346	$658,504
12/31/2022	$494,385	$542,390	$532,552
12/31/2023	$616,248	$684,971	$673,834
12/31/2024	$741,778	$856,351	$838,991

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	20.69%	12.78%	11.51%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 336,491,410
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,451,929
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$336,491,410
Total Number of Portfolio Holdings	134
Total Investment Advisory Fees Paid During the Reporting Period	$1,451,929
Portfolio Turnover Rate	45%

Holdings [Text Block]
Company	Percent of Net Assets
Apple, Inc.	6.9%
NVIDIA Corp.	6.7%
Microsoft Corp.	5.6%
Visa, Inc., A	2.4%
Mastercard, Inc., A	2.3%
Alphabet, Inc., A	2.3%
Broadcom, Inc.	2.2%
Union Pacific Corp.	1.8%
Gilead Sciences, Inc.	1.7%
Progressive Corp. (The)	1.7%
Value	Value
Other assets and liabilities (net)	1.6%
OthersFootnote Reference†	37.9%
Biotechnology	2.9%
Building Products	3.4%
Interactive Media & Services	3.7%
Chemicals	3.7%
Pharmaceuticals	4.2%
Insurance	4.8%
Financial Services	5.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	12.2%
Semiconductors & Semiconductor Equipment	13.4%
Value	Value
U.S. Stocks	97.9%
Cash & Cash Equivalents	1.2%
Foreign Stocks	0.9%

Material Fund Change [Text Block]

C000175865
Shareholder Report [Line Items]
Fund Name	Impax Global Sustainable Infrastructure Fund
Class Name	Investor Class
Trading Symbol	PAXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSI
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	0.87%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Impax Global Sustainable Infrastructure Fund Investor Class $17,265	MSCI ACWI Index (Net) $22,956	FTSE Global Infrastructure Opportunities Index $16,694
12/16/2016	10,000	10,000	10,000
12/31/2016	9,911	9,997	10,056
06/30/2017	10,582	11,144	10,923
12/31/2017	11,818	12,394	11,702
06/30/2018	11,917	12,340	11,202
12/31/2018	11,320	11,227	10,663
06/30/2019	12,984	13,049	12,154
12/31/2019	14,246	14,213	12,965
06/30/2020	13,672	13,324	11,437
12/31/2020	16,275	16,523	13,443
06/30/2021	17,970	18,556	14,994
12/31/2021	18,532	19,586	15,389
06/30/2022	16,094	15,633	13,965
12/31/2022	16,042	15,989	13,998
06/30/2023	17,283	18,217	14,660
12/31/2023	17,538	19,539	15,419
06/30/2024	17,632	21,747	15,691
12/31/2024	17,265	22,956	16,694

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	-1.56%	3.91%	7.02%
MSCI ACWI Index (Net)Footnote Reference*	17.49	10.06	10.88
FTSE Global Infrastructure Opportunities Index	8.27	5.19	6.58

Performance Inception Date	Dec. 16, 2016
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 88,239,706
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 582,839
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$88,239,706
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$582,839
Portfolio Turnover Rate	34%

Holdings [Text Block]
Company	Percent of Net Assets
SSE plc	4.0%
Waste Management, Inc.	4.0%
Chemed Corp.	3.9%
Veolia Environnement SA	3.8%
Elisa OYJ	3.8%
Welltower, Inc.	3.7%
National Grid plc	3.7%
United Utilities Group plc	3.5%
Canadian Pacific Kansas City Ltd.	3.5%
American Tower Corp.	3.4%
Value	Value
Other assets and liabilities (net)	2.2%
OthersFootnote Reference‡	8.0%
Japan	2.6%
Germany	2.6%
Spain	2.8%
Netherlands	3.0%
Sweden	3.0%
France	3.8%
Finland	5.3%
Canada	7.8%
United Kingdom	17.4%
United States	41.5%
Value	Value
Foreign Stocks	56.6%
U.S. Stocks	41.8%
Cash & Cash Equivalents	1.6%

Material Fund Change [Text Block]

C000175864
Shareholder Report [Line Items]
Fund Name	Impax Global Sustainable Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	PXDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSI
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.62%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Impax Global Sustainable Infrastructure Fund (Institutional Class) $440,385	MSCI ACWI Index (Net) $573,912	FTSE Global Infrastructure Opportunities Index $417,358
12/16/2016	$250,000	$250,000	$250,000
12/31/2016	$247,775	$249,928	$251,398
06/30/2017	$264,963	$278,612	$273,071
12/31/2017	$295,944	$309,841	$292,562
06/30/2018	$299,201	$308,500	$280,055
12/31/2018	$284,568	$280,672	$266,585
06/30/2019	$326,937	$326,215	$303,838
12/31/2019	$359,076	$355,323	$324,127
06/30/2020	$345,029	$333,107	$285,914
12/31/2020	$411,295	$413,080	$336,079
06/30/2021	$454,461	$463,900	$374,859
12/31/2021	$469,519	$489,655	$384,716
06/30/2022	$408,071	$390,834	$349,136
12/31/2022	$407,287	$399,734	$349,954
06/30/2023	$439,643	$455,435	$366,488
12/31/2023	$446,172	$488,483	$385,478
06/30/2024	$449,065	$543,685	$392,285
12/31/2024	$440,385	$573,912	$417,358

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	-1.30%	4.16%	7.29%
MSCI ACWI Index (Net)Footnote Reference*	17.49	10.06	10.88
FTSE Global Infrastructure Opportunities Index	8.27	5.19	6.58

Performance Inception Date	Dec. 16, 2016
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 88,239,706
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 582,839
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$88,239,706
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$582,839
Portfolio Turnover Rate	34%

Holdings [Text Block]
Company	Percent of Net Assets
SSE plc	4.0%
Waste Management, Inc.	4.0%
Chemed Corp.	3.9%
Veolia Environnement SA	3.8%
Elisa OYJ	3.8%
Welltower, Inc.	3.7%
National Grid plc	3.7%
United Utilities Group plc	3.5%
Canadian Pacific Kansas City Ltd.	3.5%
American Tower Corp.	3.4%
Value	Value
Other assets and liabilities (net)	2.2%
OthersFootnote Reference‡	8.0%
Japan	2.6%
Germany	2.6%
Spain	2.8%
Netherlands	3.0%
Sweden	3.0%
France	3.8%
Finland	5.3%
Canada	7.8%
United Kingdom	17.4%
United States	41.5%
Value	Value
Foreign Stocks	56.6%
U.S. Stocks	41.8%
Cash & Cash Equivalents	1.6%

Material Fund Change [Text Block]

C000201508
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	PAXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GO
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.23%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Line Graph [Table Text Block]
	Impax Global Opportunities Fund Investor Class $17,754	MSCI ACW Index (Net) $18,747	Lipper Global Large Cap Growth Funds Index $19,106
06/27/2018	10,000	10,000	10,000
06/30/2018	9,970	10,077	10,118
12/31/2018	9,180	9,168	9,312
06/30/2019	11,511	10,656	11,130
12/31/2019	12,256	11,607	12,091
06/30/2020	11,981	10,881	12,367
12/31/2020	15,045	13,493	15,385
06/30/2021	16,328	15,154	17,016
12/31/2021	17,858	15,995	17,701
06/30/2022	13,658	12,767	12,743
12/31/2022	14,526	13,058	12,849
06/30/2023	16,312	14,877	15,231
12/31/2023	16,727	15,957	16,255
06/30/2024	17,627	17,760	18,369
12/31/2024	17,754	18,747	19,106

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (6/27/18)
Investor Class - (Incorp June 27, 2018)	6.14%	7.69%	9.21%
MSCI ACW Index (Net)	17.49	10.06	9.80
Lipper Global Large Cap Growth Funds Index	17.54	9.58	10.44

Performance Inception Date	Jun. 27, 2018
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 125,995,694
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 904,233
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$125,995,694
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$904,233
Portfolio Turnover Rate	32%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	4.5%
Mastercard, Inc., A	4.3%
Boston Scientific Corp.	4.0%
Alcon AG	3.8%
Linde plc	3.5%
Marsh & McLennan Cos., Inc.	3.3%
Schneider Electric SE	3.3%
NVIDIA Corp.	3.3%
Thermo Fisher Scientific, Inc.	3.3%
Cadence Design Systems, Inc.	3.0%
Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference‡	2.6%
Portugal	1.6%
Ireland	2.0%
India	2.1%
Hong Kong	2.6%
Bermuda	2.7%
Netherlands	3.1%
Japan	4.4%
Switzerland	6.3%
United Kingdom	10.0%
United States	61.6%
Value	Value
U.S. Stocks	61.6%
Foreign Stocks	37.4%
Cash & Cash Equivalents	1.0%

Material Fund Change [Text Block]

C000201507
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	PXGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GO
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Impax Global Opportunities Fund (Institutional Class) $450,315	MSCI ACW Index (Net) $468,678	Lipper Global Large Cap Growth Funds Index $477,652
06/27/2018	$250,000	$250,000	$250,000
06/30/2018	$249,250	$251,932	$252,958
12/31/2018	$229,500	$229,204	$232,787
06/30/2019	$287,933	$266,400	$278,239
12/31/2019	$306,895	$290,169	$302,287
06/30/2020	$300,523	$272,027	$309,179
12/31/2020	$377,840	$337,336	$384,624
06/30/2021	$410,562	$378,839	$425,407
12/31/2021	$449,488	$399,870	$442,533
06/30/2022	$344,328	$319,170	$318,583
12/31/2022	$366,380	$326,438	$321,218
06/30/2023	$412,216	$371,925	$380,764
12/31/2023	$423,176	$398,913	$406,383
06/30/2024	$446,586	$443,994	$459,235
12/31/2024	$450,315	$468,678	$477,652

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (6/27/18)
Institutional Class - (Incorp June 27, 2018)	6.41%	7.96%	9.45%
MSCI ACW Index (Net)	17.49	10.06	9.80
Lipper Global Large Cap Growth Funds Index	17.54	9.58	10.44

Performance Inception Date	Jun. 27, 2018
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 125,995,694
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 904,233
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$125,995,694
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$904,233
Portfolio Turnover Rate	32%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	4.5%
Mastercard, Inc., A	4.3%
Boston Scientific Corp.	4.0%
Alcon AG	3.8%
Linde plc	3.5%
Marsh & McLennan Cos., Inc.	3.3%
Schneider Electric SE	3.3%
NVIDIA Corp.	3.3%
Thermo Fisher Scientific, Inc.	3.3%
Cadence Design Systems, Inc.	3.0%
Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference‡	2.6%
Portugal	1.6%
Ireland	2.0%
India	2.1%
Hong Kong	2.6%
Bermuda	2.7%
Netherlands	3.1%
Japan	4.4%
Switzerland	6.3%
United Kingdom	10.0%
United States	61.6%
Value	Value
U.S. Stocks	61.6%
Foreign Stocks	37.4%
Cash & Cash Equivalents	1.0%

Material Fund Change [Text Block]

C000061357
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Investor Class
Trading Symbol	PGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GEM
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Line Graph [Table Text Block]
	Impax Global Environmental Markets Fund Investor Class $21,875	MSCI ACWI Index (Net) $24,183	FTSE Environmental Opportunities Index $31,456	Lipper Global Multi-Cap Core Funds Index $21,786
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,855	$9,764	$9,808	$9,927
12/31/2016	$10,902	$10,531	$10,953	$10,760
12/31/2017	$13,782	$13,056	$14,350	$13,187
12/31/2018	$11,810	$11,827	$12,543	$11,768
12/31/2019	$15,086	$14,973	$16,498	$14,615
12/31/2020	$18,965	$17,406	$23,073	$16,843
12/31/2021	$23,128	$20,633	$27,794	$19,893
12/31/2022	$17,897	$16,844	$21,095	$16,336
12/31/2023	$20,859	$20,584	$26,937	$19,459
12/31/2024	$21,875	$24,183	$31,456	$21,786

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	4.87%	7.71%	8.14%
MSCI ACWI Index (Net)	17.49	10.06	9.23
FTSE Environmental Opportunities Index	16.78	13.78	12.14
Lipper Global Multi-Cap Core Funds Index	11.96	8.31	8.10

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 2,281,847,908
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 18,232,463
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$2,281,847,908
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$18,232,463
Portfolio Turnover Rate	30%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	4.4%
Agilent Technologies, Inc.	4.3%
Waste Management, Inc.	4.0%
Linde plc	4.0%
Waters Corp.	3.3%
Air Liquide SA	3.2%
Schneider Electric SE	3.0%
Siemens AG	2.8%
NVIDIA Corp.	2.7%
Texas Instruments, Inc.	2.6%
Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference‡	0.9%
Jersey	1.3%
Netherlands	1.7%
Bermuda	2.0%
Ireland	2.1%
Taiwan	4.3%
United Kingdom	4.5%
France	5.6%
Switzerland	6.3%
Germany	6.3%
United States	64.1%
Value	Value
U.S. Stocks	64.0%
Foreign Stocks	35.1%
Cash & Cash Equivalents	0.9%

Material Fund Change [Text Block]

C000128849
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Class A
Trading Symbol	PXEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GEM
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Line Graph [Table Text Block]
	Impax Global Environmental Markets Fund Class A $20,672	MSCI ACWI Index (Net) $24,183	FTSE Environmental Opportunities Index $31,456	Lipper Global Multi-Cap Core Funds Index $21,786
12/31/2014	$9,450	$10,000	$10,000	$10,000
12/31/2015	$9,314	$9,764	$9,808	$9,927
12/31/2016	$10,303	$10,531	$10,953	$10,760
12/31/2017	$13,029	$13,056	$14,350	$13,187
12/31/2018	$11,162	$11,827	$12,543	$11,768
12/31/2019	$14,261	$14,973	$16,498	$14,615
12/31/2020	$17,923	$17,406	$23,073	$16,843
12/31/2021	$21,847	$20,633	$27,794	$19,893
12/31/2022	$16,914	$16,844	$21,095	$16,336
12/31/2023	$19,718	$20,584	$26,937	$19,459
12/31/2024	$20,672	$24,183	$31,456	$21,786

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Class A	4.84%	7.70%	8.14%
MSCI ACWI Index (Net)	17.49	10.06	9.23
FTSE Environmental Opportunities Index	16.78	13.78	12.14
Lipper Global Multi-Cap Core Funds Index	11.96	8.31	8.10

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 2,281,847,908
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 18,232,463
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$2,281,847,908
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$18,232,463
Portfolio Turnover Rate	30%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	4.4%
Agilent Technologies, Inc.	4.3%
Waste Management, Inc.	4.0%
Linde plc	4.0%
Waters Corp.	3.3%
Air Liquide SA	3.2%
Schneider Electric SE	3.0%
Siemens AG	2.8%
NVIDIA Corp.	2.7%
Texas Instruments, Inc.	2.6%
Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference‡	0.9%
Jersey	1.3%
Netherlands	1.7%
Bermuda	2.0%
Ireland	2.1%
Taiwan	4.3%
United Kingdom	4.5%
France	5.6%
Switzerland	6.3%
Germany	6.3%
United States	64.1%
Value	Value
U.S. Stocks	64.0%
Foreign Stocks	35.1%
Cash & Cash Equivalents	0.9%

Material Fund Change [Text Block]

C000061358
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Institutional Class
Trading Symbol	PGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GEM
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Impax Global Environmental Markets Fund (Institutional Class) $560,931	MSCI ACWI Index (Net) $604,586	FTSE Environmental Opportunities Index $786,399	Lipper Global Multi-Cap Core Funds Index $544,656
12/31/2014	$250,000	$250,000	$250,000	$250,000
12/31/2015	$246,978	$244,090	$245,189	$248,180
12/31/2016	$273,926	$263,286	$273,830	$269,001
12/31/2017	$347,302	$326,401	$358,759	$329,664
12/31/2018	$298,091	$295,673	$313,577	$294,189
12/31/2019	$382,051	$374,314	$412,451	$365,363
12/31/2020	$481,367	$435,158	$576,836	$421,070
12/31/2021	$588,362	$515,825	$694,838	$497,321
12/31/2022	$456,643	$421,099	$527,376	$408,394
12/31/2023	$533,599	$514,591	$673,424	$486,480
12/31/2024	$560,931	$604,586	$786,399	$544,656

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	5.12%	7.97%	8.41%
MSCI ACWI Index (Net)	17.49	10.06	9.23
FTSE Environmental Opportunities Index	16.78	13.78	12.14
Lipper Global Multi-Cap Core Funds Index	11.96	8.31	8.10

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 2,281,847,908
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 18,232,463
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$2,281,847,908
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$18,232,463
Portfolio Turnover Rate	30%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	4.4%
Agilent Technologies, Inc.	4.3%
Waste Management, Inc.	4.0%
Linde plc	4.0%
Waters Corp.	3.3%
Air Liquide SA	3.2%
Schneider Electric SE	3.0%
Siemens AG	2.8%
NVIDIA Corp.	2.7%
Texas Instruments, Inc.	2.6%
Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference‡	0.9%
Jersey	1.3%
Netherlands	1.7%
Bermuda	2.0%
Ireland	2.1%
Taiwan	4.3%
United Kingdom	4.5%
France	5.6%
Switzerland	6.3%
Germany	6.3%
United States	64.1%
Value	Value
U.S. Stocks	64.0%
Foreign Stocks	35.1%
Cash & Cash Equivalents	0.9%

Material Fund Change [Text Block]

C000246501
Shareholder Report [Line Items]
Fund Name	Impax Global Social Leaders Fund
Class Name	Investor Class
Trading Symbol	IGSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSL
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.23%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.23%
Line Graph [Table Text Block]
	Impax Global Social Leaders Fund Investor Class $11,437	MSCI ACWI Index (Net) $12,313	Lipper Global Multi-Cap Growth Funds Index $12,429
11/30/2023	10,000	10,000	10,000
12/31/2023	10,530	10,480	10,636
06/30/2024	11,007	11,665	11,625
12/31/2024	11,437	12,313	12,429

Average Annual Return [Table Text Block]
	1 Year	Since Inception (11/30/23)
Investor Class - (Incorp November 30, 2023)	8.61%	13.19%
MSCI ACWI Index (Net)	17.49	21.18
Lipper Global Multi-Cap Growth Funds Index	16.85	22.13

Performance Inception Date	Nov. 30, 2023
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 1,813,108
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$1,813,108
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$-
Portfolio Turnover Rate	30%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	5.6%
eBay, Inc.	4.5%
Intuit, Inc.	4.0%
ServiceNow, Inc.	3.8%
Halma plc	3.5%
Recruit Holdings Co. Ltd.	3.4%
Alcon AG	3.2%
MercadoLibre, Inc.	3.0%
Legal & General Group plc	2.9%
Danone SA	2.7%
Value	Value
Other assets and liabilities (net)	3.2%
OthersFootnote Reference‡	8.8%
Ireland	1.6%
Sweden	1.7%
India	2.1%
France	2.7%
Brazil	3.0%
Japan	3.4%
Hong Kong	3.8%
Netherlands	4.6%
United Kingdom	10.1%
United States	55.0%
Value	Value
U.S. Stocks	54.1%
Foreign Stocks	41.1%
Cash & Cash Equivalents	4.8%

Material Fund Change [Text Block]

C000246502
Shareholder Report [Line Items]
Fund Name	Impax Global Social Leaders Fund
Class Name	Institutional Class
Trading Symbol	IGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSL
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Impax Global Social Leaders Fund (Institutional Class) $286,889	MSCI ACWI Index (Net) $307,830	Lipper Global Multi-Cap Growth Funds Index $310,713
11/30/2023	$250,000	$250,000	$250,000
12/31/2023	$263,500	$262,008	$265,911
06/30/2024	$275,591	$291,617	$290,635
12/31/2024	$286,889	$307,830	$310,713

Average Annual Return [Table Text Block]
	1 Year	Since Inception (11/30/23)
Institutional Class - (Incorp November 30, 2023)	8.88%	13.55%
MSCI ACWI Index (Net)	17.49	21.18
Lipper Global Multi-Cap Growth Funds Index	16.85	22.13

Performance Inception Date	Nov. 30, 2023
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 1,813,108
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$1,813,108
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$-
Portfolio Turnover Rate	30%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	5.6%
eBay, Inc.	4.5%
Intuit, Inc.	4.0%
ServiceNow, Inc.	3.8%
Halma plc	3.5%
Recruit Holdings Co. Ltd.	3.4%
Alcon AG	3.2%
MercadoLibre, Inc.	3.0%
Legal & General Group plc	2.9%
Danone SA	2.7%
Value	Value
Other assets and liabilities (net)	3.2%
OthersFootnote Reference‡	8.8%
Ireland	1.6%
Sweden	1.7%
India	2.1%
France	2.7%
Brazil	3.0%
Japan	3.4%
Hong Kong	3.8%
Netherlands	4.6%
United Kingdom	10.1%
United States	55.0%
Value	Value
U.S. Stocks	54.1%
Foreign Stocks	41.1%
Cash & Cash Equivalents	4.8%

Material Fund Change [Text Block]

C000137562
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/ISE
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Impax International Sustainable Economy Fund Investor Class $15,326	MSCI EAFE Index (Net) $15,785	MSCI EAFE ESG Leaders Index (Net) $15,977	Lipper International Large-Cap Core Funds Index $15,017
12/31/2014	$9,414	$9,510	$9,562	$9,522
12/31/2015	$9,499	$9,432	$9,783	$9,216
12/31/2016	$9,324	$9,527	$9,739	$9,459
12/31/2017	$11,469	$11,912	$12,015	$11,868
12/31/2018	$9,962	$10,269	$10,403	$10,038
12/31/2019	$12,231	$12,530	$12,888	$12,102
12/31/2020	$13,516	$13,509	$14,235	$12,712
12/31/2021	$14,987	$15,031	$15,842	$14,258
12/31/2022	$12,290	$12,858	$13,150	$12,340
12/31/2023	$14,615	$15,204	$15,625	$14,415
12/31/2024	$15,326	$15,785	$15,977	$15,017

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	4.87%	4.61%	4.99%
MSCI EAFE Index (Net)	3.82	4.73	5.20
MSCI EAFE ESG Leaders Index (Net)	2.25	4.37	5.26
Lipper International Large-Cap Core Funds Index	4.18	4.41	4.66

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 1,225,304,146
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 5,430,884
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$1,225,304,146
Total Number of Portfolio Holdings	140
Total Investment Advisory Fees Paid During the Reporting Period	$5,430,884
Portfolio Turnover Rate	46%

Holdings [Text Block]
Company	Percent of Net Assets
Novartis AG	2.7%
AstraZeneca plc	2.4%
HSBC Holdings plc	2.3%
Schneider Electric SE	2.3%
Iberdrola SA	2.0%
ASML Holding NV	2.0%
Novo Nordisk A/S, B	2.0%
RELX plc	1.8%
Hitachi Ltd.	1.8%
BNP Paribas SA	1.8%
Value	Value
Other assets and liabilities (net)	2.2%
OthersFootnote Reference‡	14.9%
Denmark	3.2%
Sweden	3.6%
Netherlands	4.0%
United States	5.2%
Australia	5.8%
Switzerland	8.1%
France	8.3%
Germany	8.4%
United Kingdom	14.2%
Japan	22.1%
Value	Value
Foreign Stocks	93.2%
U.S. Stocks	5.2%
Cash & Cash Equivalents	1.6%

Material Fund Change [Text Block]

C000137561
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PXNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/ISE
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	Impax International Sustainable Economy Fund (Institutional Class) $394,188	MSCI EAFE Index (Net) $394,620	MSCI EAFE ESG Leaders Index (Net) $399,436	Lipper International Large-Cap Core Funds Index $375,434
12/31/2014	$236,284	$237,746	$239,054	$238,038
12/31/2015	$239,032	$235,810	$244,578	$230,390
12/31/2016	$235,131	$238,169	$243,478	$236,479
12/31/2017	$290,013	$297,793	$300,378	$296,697
12/31/2018	$252,591	$256,726	$260,084	$250,952
12/31/2019	$310,709	$313,243	$322,192	$302,551
12/31/2020	$344,195	$337,726	$355,875	$317,792
12/31/2021	$382,718	$375,765	$396,053	$356,443
12/31/2022	$314,611	$321,460	$328,750	$308,488
12/31/2023	$375,281	$380,088	$390,629	$360,378
12/31/2024	$394,188	$394,620	$399,436	$375,434

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	5.04%	4.87%	5.25%
MSCI EAFE Index (Net)	3.82	4.73	5.20
MSCI EAFE ESG Leaders Index (Net)	2.25	4.37	5.26
Lipper International Large-Cap Core Funds Index	4.18	4.41	4.66

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 1,225,304,146
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 5,430,884
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$1,225,304,146
Total Number of Portfolio Holdings	140
Total Investment Advisory Fees Paid During the Reporting Period	$5,430,884
Portfolio Turnover Rate	46%

Holdings [Text Block]
Company	Percent of Net Assets
Novartis AG	2.7%
AstraZeneca plc	2.4%
HSBC Holdings plc	2.3%
Schneider Electric SE	2.3%
Iberdrola SA	2.0%
ASML Holding NV	2.0%
Novo Nordisk A/S, B	2.0%
RELX plc	1.8%
Hitachi Ltd.	1.8%
BNP Paribas SA	1.8%
Value	Value
Other assets and liabilities (net)	2.2%
OthersFootnote Reference‡	14.9%
Denmark	3.2%
Sweden	3.6%
Netherlands	4.0%
United States	5.2%
Australia	5.8%
Switzerland	8.1%
France	8.3%
Germany	8.4%
United Kingdom	14.2%
Japan	22.1%
Value	Value
Foreign Stocks	93.2%
U.S. Stocks	5.2%
Cash & Cash Equivalents	1.6%

Material Fund Change [Text Block]

C000175863
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Investor Class
Trading Symbol	PAXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/CB
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	1.33%	-0.51%	1.01%
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.29
Lipper Core Bond Funds Index	1.90	0.13	1.75

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Performance Inception Date	Dec. 16, 2016
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 835,401,072
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 3,495,648
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$835,401,072
Total Number of Portfolio Holdings	455
Total Investment Advisory Fees Paid During the Reporting Period	$3,495,648
Portfolio Turnover Rate	124%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	2.0%
Community Investment Notes	0.0%Footnote Reference#
Loans	0.4%
Municipal Bonds	0.8%
Foreign Government and Agency Securities	1.8%
Asset-Backed Securities	5.1%
Supranational	5.3%
U.S. Government and Agency Securities	20.4%
Corporate Bonds	30.2%
Mortgage-Backed Securities	34.0%
Value	Value
U.S. Bonds	88.5%
Supranational	5.3%
Foreign Bonds	3.5%
Cash & Cash Equivalents	2.1%
Loans	0.5%
Community Investment Notes	0.1%
U.S. Government	21.2%
AAA	7.1%
AA	4.4%
A	11.2%
BBB	14.6%
BB or lower	3.3%
N/R (Not Rated)	38.2%

Largest Holdings [Text Block]
Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 10/15/27	7.0%
U.S. Treasury Notes, 3.500%, 9/30/29	4.4%
U.S. Treasury Bonds, 4.250%, 8/15/54	3.3%
U.S. Treasury Bonds, 4.125%, 8/15/44	2.7%
U.S. Treasury Notes, 4.125%, 10/31/26	1.0%
FHLMC Pool, 30 Year, 5.500%, 1/01/54	0.7%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	0.6%
International Bank for Reconstruction & Development, 0.00%, 3/31/28	0.5%
GNMA II, Single-family, 30 Year, 2.500%, 8/20/52	0.5%
GNMA II, Single-family, 30 Year, 3.000%, 6/20/53	0.5%

Material Fund Change [Text Block]

C000175862
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Institutional Class
Trading Symbol	PXBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/CB
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	1.46%	-0.28%	1.25%
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.29
Lipper Core Bond Funds Index	1.90	0.13	1.75

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Performance Inception Date	Dec. 16, 2016
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 835,401,072
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 3,495,648
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$835,401,072
Total Number of Portfolio Holdings	455
Total Investment Advisory Fees Paid During the Reporting Period	$3,495,648
Portfolio Turnover Rate	124%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	2.0%
Community Investment Notes	0.0%Footnote Reference#
Loans	0.4%
Municipal Bonds	0.8%
Foreign Government and Agency Securities	1.8%
Asset-Backed Securities	5.1%
Supranational	5.3%
U.S. Government and Agency Securities	20.4%
Corporate Bonds	30.2%
Mortgage-Backed Securities	34.0%
Value	Value
U.S. Bonds	88.5%
Supranational	5.3%
Foreign Bonds	3.5%
Cash & Cash Equivalents	2.1%
Loans	0.5%
Community Investment Notes	0.1%
U.S. Government	21.2%
AAA	7.1%
AA	4.4%
A	11.2%
BBB	14.6%
BB or lower	3.3%
N/R (Not Rated)	38.2%

Largest Holdings [Text Block]
Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 10/15/27	7.0%
U.S. Treasury Notes, 3.500%, 9/30/29	4.4%
U.S. Treasury Bonds, 4.250%, 8/15/54	3.3%
U.S. Treasury Bonds, 4.125%, 8/15/44	2.7%
U.S. Treasury Notes, 4.125%, 10/31/26	1.0%
FHLMC Pool, 30 Year, 5.500%, 1/01/54	0.7%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	0.6%
International Bank for Reconstruction & Development, 0.00%, 3/31/28	0.5%
GNMA II, Single-family, 30 Year, 2.500%, 8/20/52	0.5%
GNMA II, Single-family, 30 Year, 3.000%, 6/20/53	0.5%

Material Fund Change [Text Block]

C000043226
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	PAXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/HYB
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Investor Class	6.06%	2.64%	3.70%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25	-0.33	1.35
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	6.83	3.63	4.86

* As of July 2024, the Fund added the Bloomberg US Aggregate Bond Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 541,242,944
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 2,697,622
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$541,242,944
Total Number of Portfolio Holdings	220
Total Investment Advisory Fees Paid During the Reporting Period	$2,697,622
Portfolio Turnover Rate	61%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	2.5%
OthersFootnote Reference†	19.0%
Consumer Goods	5.5%
Real Estate	5.7%
Technology & Electronics	6.2%
Telecommunications	6.4%
Capital Goods	6.5%
Services	8.3%
Retail	8.6%
Basic Industry	8.8%
Healthcare	10.4%
Media	12.1%
Value	Value
U.S. Bonds	78.6%
Foreign Bonds	8.9%
Loans	7.7%
Cash & Cash Equivalents	4.4%
U.S. Stocks	0.2%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
A	0.6%
BBB	3.0%
BB or lower	86.9%
N/R (Not Rated)	9.5%

Largest Holdings [Text Block]
Company	Percent of Net Assets
Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, 6.607%, 10/23/28	1.5%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Victoria's Secret & Co., 4.625%, 7/15/29	0.8%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 28, 2024, Impax High Yield Bond Fund imposed a redemption fee of 2.00% of Net Assets on shares redeemed within 30 days of purchase. The redemption fee applies to exchanges for shares of other Impax Funds as well as to redemptions for cash.

C000128847
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Class A
Trading Symbol	PXHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/HYB
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Class A	6.06%	2.64%	3.70%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25	-0.33	1.35
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	6.83	3.63	4.86

* As of July 2024, the Fund added the Bloomberg US Aggregate Bond Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 541,242,944
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 2,697,622
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$541,242,944
Total Number of Portfolio Holdings	220
Total Investment Advisory Fees Paid During the Reporting Period	$2,697,622
Portfolio Turnover Rate	61%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	2.5%
OthersFootnote Reference†	19.0%
Consumer Goods	5.5%
Real Estate	5.7%
Technology & Electronics	6.2%
Telecommunications	6.4%
Capital Goods	6.5%
Services	8.3%
Retail	8.6%
Basic Industry	8.8%
Healthcare	10.4%
Media	12.1%
Value	Value
U.S. Bonds	78.6%
Foreign Bonds	8.9%
Loans	7.7%
Cash & Cash Equivalents	4.4%
U.S. Stocks	0.2%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
A	0.6%
BBB	3.0%
BB or lower	86.9%
N/R (Not Rated)	9.5%

Largest Holdings [Text Block]
Company	Percent of Net Assets
Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, 6.607%, 10/23/28	1.5%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Victoria's Secret & Co., 4.625%, 7/15/29	0.8%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 28, 2024, Impax High Yield Bond Fund imposed a redemption fee of 2.00% of Net Assets on shares redeemed within 30 days of purchase. The redemption fee applies to exchanges for shares of other Impax Funds as well as to redemptions for cash.

C000043227
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	PXHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/HYB
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Institutional Class	6.33%	2.91%	3.95%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25	-0.33	1.35
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	6.83	3.63	4.86

* As of July 2024, the Fund added the Bloomberg US Aggregate Bond Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 541,242,944
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 2,697,622
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$541,242,944
Total Number of Portfolio Holdings	220
Total Investment Advisory Fees Paid During the Reporting Period	$2,697,622
Portfolio Turnover Rate	61%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	2.5%
OthersFootnote Reference†	19.0%
Consumer Goods	5.5%
Real Estate	5.7%
Technology & Electronics	6.2%
Telecommunications	6.4%
Capital Goods	6.5%
Services	8.3%
Retail	8.6%
Basic Industry	8.8%
Healthcare	10.4%
Media	12.1%
Value	Value
U.S. Bonds	78.6%
Foreign Bonds	8.9%
Loans	7.7%
Cash & Cash Equivalents	4.4%
U.S. Stocks	0.2%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
A	0.6%
BBB	3.0%
BB or lower	86.9%
N/R (Not Rated)	9.5%

Largest Holdings [Text Block]
Company	Percent of Net Assets
Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, 6.607%, 10/23/28	1.5%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Victoria's Secret & Co., 4.625%, 7/15/29	0.8%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 28, 2024, Impax High Yield Bond Fund imposed a redemption fee of 2.00% of Net Assets on shares redeemed within 30 days of purchase. The redemption fee applies to exchanges for shares of other Impax Funds as well as to redemptions for cash.

C000043250
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Investor Class
Trading Symbol	PAXWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SA
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 2,303,007,720
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,165,950
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$2,303,007,720
Total Number of Portfolio Holdings	10
Total Investment Advisory Fees Paid During the Reporting Period	$1,165,950
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
Affiliated Investment Companies	98.5%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Affiliated Investment Companies as of December 31, 2024

Percent of Net Assets
Impax Large Cap Fund	41.5%
Impax Core Bond Fund	31.9%
Impax Small Cap Fund	4.9%
Impax High Yield Bond Fund	4.8%
Impax International Sustainable Economy Fund	4.2%
Impax Global Opportunities Fund	3.0%
Impax Ellevate Global Women's Leadership Fund	2.8%
Impax Global Environmental Markets Fund	2.7%
Impax Global Sustainable Infrastructure Fund	2.5%

Material Fund Change [Text Block]
C000043251
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Institutional Class
Trading Symbol	PAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SA
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 2,303,007,720
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,165,950
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$2,303,007,720
Total Number of Portfolio Holdings	10
Total Investment Advisory Fees Paid During the Reporting Period	$1,165,950
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
Affiliated Investment Companies	98.5%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Affiliated Investment Companies as of December 31, 2024

Percent of Net Assets
Impax Large Cap Fund	41.5%
Impax Core Bond Fund	31.9%
Impax Small Cap Fund	4.9%
Impax High Yield Bond Fund	4.8%
Impax International Sustainable Economy Fund	4.2%
Impax Global Opportunities Fund	3.0%
Impax Ellevate Global Women's Leadership Fund	2.8%
Impax Global Environmental Markets Fund	2.7%
Impax Global Sustainable Infrastructure Fund	2.5%

Material Fund Change [Text Block]